EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 22:-	EQUITY

a.	Composition of share capital:

?

	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding*)	Authorized	Issued and outstanding*)
	Number of shares

Ordinary shares of NIS 0.01 par value each	25,000,000	16,391,382	25,000,000	14,682,272

*)	Net of treasury shares – see (c).

b.	Movement in share capital:

On January 7, 2021, the Special General Meeting of the Company approved the increase of the authorized share capital of the Company to 25,000,000 Ordinary shares of NIS 0.01 par value each.

On January 21, 2021 the Company closed the first of the two Capital Increases by issuing 1,300,000 new Ordinary shares from authorized capital (the "New Shares") and selling 300,000 treasury shares. The New Shares were listed on SIX Swiss Exchange on January 22, 2021. In addition, 800,000 Share Options to purchase Ordinary shares were granted on January 21, 2021, to be newly issued from the authorized capital upon exercise (“Share Options”, ratio 1:1, exercise price CHF 11.00, exercise period 24 months).

On February 17, 2021 the Company closed the second Capital Increase by issuing 2,288,889 new Ordinary shares from its authorized capital (the "New Shares"). The New Shares were listed on SIX Swiss Exchange on February 18, 2021. In addition, 1,144,444 Share Options to purchase further Ordinary shares were granted on February 17, 2021, to be newly issued from the authorized capital upon exercise (ratio 1:1, exercise price CHF 11.00, exercise period 24 months).

In both Capital Increases the New Shares have been placed by way of a private placement. No subscription rights of the existing shareholders apply and no public offering takes place. Pursuant to the Swiss Financial Services Act, a listing prospectus has been issued by SHL and approved by SIX Exchange Regulation for the purpose of the listing of the New Shares.

?

Since the exercise price of the Share Options issued to the investors is denominated in CHF which is not the functional currency (NIS) of the Company, these Share Options are accounted for upon initial recognition as a financial liability at fair value through profit or loss. After initial recognition, increase (decrease) in fair value in each reporting period are recognized in profit or loss as non-cash financial expenses (income).

The Company uses the Black and Scholes option pricing model when estimating the fair value of the Share Options.

The following table lists the significant inputs to the Black and Scholes model used for the fair value measurement of the Share Options :

December 31, 2022

Expected dividend	0%
Expected volatility of the share price	32.59%-38.24%
Risk-free interest rate	0.82%
Expected average life of options	0.06-0.13 years
Share price	CHF 14.80 ($16.05)

The expected volatility of the share price reflects the assumption that the historical volatility of the share price is reasonably indicative of expected future trends.

Based on the above inputs, the total fair value of the Share Option liability was $7,164 at December 31, 2022. During the reporting period $1,801 (2022 - $7,423) was recorded in financial income in respect of the revaluation of the liability (this amount is a non cash income). The fair value measurement of the liability is categorized in Level 3 of the fair value hierarchy.

During January 2023 and February 2023, the Company received proceeds of approximately CHF 18.7 million (USD 20.3 million) from exercises of 1,703,908 share options granted in the private placements in January 2021 and February 2021 and 29,967 options were not exercised and expired

The following table lists the movements in Share Options:

Balance on January 1, 2022	1,905,820
Exercise of share options	(171,945)

Balance on December 31, 2022	1,733,875
Exercise of share options	(1,703,908)
Expiration of share options	(29,967)

Balance on December 31, 2023	-

In respect of the Capital Increases, the underwriters were also granted options to acquire 97,222 Units of securities. Each Unit comprises 1 Ordinary share and 0.5 option to acquire 1 Ordinary share at an exercise price of CHF 11 ($11.93). As of December 31, 2022, no options had been exercised. See below for details of the changes made to the terms of these options in March 2023.

The underwriters were also entitled to receive a cash payment derived from future cash received by the Company from the exercise of the Share Options in 2023. In addition, the underwriters were granted options to acquire a certain number of Units of securities based on a formula derived from the future cash payments received from the exercise of the Share Options. See below for the terms of these Units.

The Company used the Monte Carlo option pricing model when estimating the fair value of the liability for future payment to the underwriter as described above.

?

The following table lists the significant inputs to the Monte Carlo model used for the fair value measurement of the liability:

December 31, 2022

Expected volatility of the share price	43.15%
Risk-free interest rate	0.82%
Expected average life of options	0.21 years
Share price	CHF 14.80 ($16.05)

Based on the above inputs, the total fair value of the options to acquire Units and the future payment liability at the date of issuance were $1,002 and $416, respectively. The fair value of the liability at December 31, 2022 was $1,131. The increase in fair value of the liability during 2022 in the amount of $239 was recorded in financial expenses (this amount is a non cash expense).

In 2023, the underwriters received a cash payment of approximately CHF 1.1 million (USD 1.1 million) derived from cash received by the Company from the exercise of the Share Options. The cash payment was offset from the liability to the underwriters recorded in the balance sheet. In addition, the underwriters received options to acquire 58,498 Units of securities. Each Unit comprises 1 Ordinary share and 0.5 option to acquire 1 Ordinary share at an exercise price of CHF 11 ($11.93)

In March, 2023, in connection with services provided in respect of the exercise of options described above, the Company signed an agreement with the underwriter for the extension of the exercise period of the 97,222 Units of securities previously granted in 2021 for an additional 2 years until 2025 and for change of the exercise price to NIS 35.64 ($ 9.83) for each Unit of securities (which comprises 1 Ordinary share and 0.5 option to acquire 1 Ordinary share of the Company) and NIS 43.56 ($ 12.01) for each option included in the Unit.

The Company used the Black and Scholes option pricing model when estimating the incremental fair value of the options to acquire Units after the modifications described above.

The following table lists the significant inputs to the Black and Scholes model used for the fair value measurement of the options to acquire Units:

Expected dividend	0%
Expected volatility of the share price	41.18%
Risk-free interest rate	4.11%
Expected average life of options	2.01 years
Share price	CHF 11.55 ($12.53)

Based on the above inputs, the total incremental fair value of the options to acquire Units as of the date of the modifications was $ 512 and was recorded as a deduction from Additional paid-in capital arising from the exercise of the  share options in January and February 2023, as described above with a corresponding increase in the Capital reserve for options.

Issued and outstanding share capital (net of treasury shares):

Number of shares

Balance at January 1, 2022	14,491,171

Exercise of share options	171,945
Exercise of employees share options	5,694
Treasury shares sold upon exercise of employee options	13,462

Balance at December 31, 2022	14,682,272

Exercise of share options	1,703,908
Exercise of employees share options	5,202

Balance at December 31, 2023	16,391,382

c.	Treasury shares:

The Company holds 1,372 shares at a total cost of $2 as of December 31, 2023 and 2022.

d.	Share option plans:

On January 2, 2022, the Company's Board of Directors approved the grant of 97,500 options to Senior Managers, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 5.893 ($6.451). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 19.10; exercise price – CHF 19.33; expected volatility – 42.33%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.71 years.

On February 15, 2022, the Company's Board of Directors approved the grant of 12,500 options to a Senior Manager, under the 2021 Executive and Key E,ployee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 5.387 ($5.822). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 17.40; exercise price – CHF 17.69; expected volatility – 42.61%; risk free interest rate – 0.13%; expected dividend – 0%; and expected average life of options – 3.68 years.

On June 20, 2022, the Company's Board of Directors approved the grant of 100,000 options to a Senior Manager, under the 2021 Executive and Key E,ployee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 5.550 ($5.753). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 17.40; exercise price – CHF 17.39; expected volatility – 41.75%; risk free interest rate – 1.15%; expected dividend – 0%; and expected average life of options – 3.6 years.

On January 2, 2023, the Company's Board of Directors approved the grant of 248,500 options to Managers and employees, under the Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years after appointment (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 4.655 ($5.047). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 14.80; exercise price – CHF 15.56; expected volatility – 43.87%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.49 years.

On May 15, 2023, the Company's Board of Directors approved the grant of 145,000 options to Managers, under the Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years after appointment (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.374 ($3.76). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 9.70; exercise price – CHF 9.36; expected volatility – 46.03%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.43 years.

On June 18, 2023, the Company's Board of Directors approved the grant of 30,000 options to a Senior Managers, under the Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years after appointment (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.663 ($4.113). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 10.30; exercise price – CHF 9.88; expected volatility – 46.57%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.43 years.

All options are exercisable for a period of 6 years from grant date.

On October 31, 2021, the Board of Directors approved to increase the maximum number of shares which may be issued under the Plan by 2,000,000.

On October 31, 2021, the Board of Directors approved to amend and rename the share options plan as "The SHL Telemedicine LTD. 2021 Executive and Key Employee Israeli Share Incentive Plan", and to extend the term of the Plan until the Board decides otherwise.

In the years ended December 31, 2023, 2022 and 2021, the Group recorded share-based compensation in the statements of comprehensive income in the amount of $1,252, $1,757 and $1,116, respectively.

e.	The following table illustrates the number and weighted average exercise prices ("WAEP") of, and movements in, share options during the year.

	2023		2022
	No. of options	WAEP (CHF)	No. of options	WAEP (CHF)

Outstanding at the beginning of the year	1,001,430	11.85	835,055	10.12
Granted during the year	423,500	13.03	210,000	18.31
Forfeited during the year	(165,881)	12.89	(7,500)	19.33
Exercised during the year *)	(38,808)	7.04	(36,125)	7.94

Outstanding at the end of the year	1,220,241	12.27	1,001,430	11.85

Exercisable at the end of the year	720,758	11.02	454,480	9.42

*)	The weighted average share price at the date of exercise of these options was CHF 8.13 (2022 – CHF 16.85). Exercise was cashless.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2023 was 3.83 years (as of December 31, 2022 – 4.18 years).

f.	Restricted Shares of Mediton Group:

On December 20, 2021, a Mediton executive was granted 256 restricted share units (“RSU”) of Mediton Group. The fair value of the RSUs in the amount of $822 was determined based on the price that the Company paid for the acquisition of the Mediton Group shares in 2021, The RSUs shall vest over a period of 3 years (33% after 1 year, and 16.5% each half year thereafter). The purchase agreement of Mediton Group includes a provision for anti-dilution protection to the Company in respect of the grant of the RSUs.